Derivative financial instruments - Disclosure of effect on the reserves as a result of hedge accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedging reserve
Reserve of cash flow hedges, beginning of period	£ (2,895)	£ (5,557)
Currency translation movements	20	32
Hedging (losses)/gains for the year	(1,369)	2,474
Amounts reclassified in relation to cash flows affecting profit or loss	1,950	1,158	£ 543
Tax	(154)	(1,002)	1,808
Reserve of cash flow hedges, end of period	(2,448)	(2,895)	(5,557)
Currency translation reserve
Currency translation reserve, beginning of period	3,783	4,992
Currency translation movements	(194)	(1,934)
Hedging (losses)/gains for the year	50	686
Amounts reclassified in relation to cash flows affecting profit or loss	1	6
Tax	50	33	0
Currency translation reserve, end of period	£ 3,690	£ 3,783	£ 4,992